ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)			6 Months Ended
	Jun. 11, 2026 USD ($) $ / shares shares	Apr. 28, 2018	Jun. 30, 2026 property	May 20, 2022	Jun. 15, 2021	Oct. 28, 2020	Feb. 09, 2018
ORGANIZATION AND DESCRIPTION OF BUSINESS
Number of real estate property acquired | property			2
Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held			100.00%
MDJM UK | Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held					51.00%
Ocean Tide Wealth Limited | Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held				41.00%	41.00%
Mingda Beijing | Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held				8.00%	8.00%
MDJM Hong Kong
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership interest held							100.00%
MDJM UK
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership interest held						100.00%
Mirai
ORGANIZATION AND DESCRIPTION OF BUSINESS
Percentage of ownership interest acquired	75.00%		75.00%
Cash paid to acquire business	$ 580,000
Number of shares issued | shares	730,000
Issuance price per share | $ / shares	$ 0.575
Aggregate deemed value	$ 419,750
Mingda Tianjin | Mingda Beijing | Exclusive Business Cooperation Agreement
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percent of variable interest entity		100.00%
Term of the business agreement		10 years